[LOGO OF WILLKIE FARR & GALLAGHER LLP]                 787 Seventh Avenue
                                                       New York, NY 10019-6099
                                                       Tel: 212 728 8000
                                                       Fax: 212 728 8111

January 29, 2010

VIA EDGAR

Linda Stirling, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Sanford C. Bernstein Fund II, Inc.
    Post-Effective Amendment No. 10 to the Registration Statement
    Securities Act File No. 333-82336; Investment Company Act File No. 811-21034

Dear Ms. Stirling:

On behalf of Sanford C. Bernstein Fund, Inc. (the "Fund"), we are hereby filing Post-Effective Amendment No. 10 to the Fund's Registration Statement under the Securities Act of 1933 (the "1933 Act") and Amendment No. 11 to the Fund's Registration Statement under the Investment Company Act of 1940 (the "1940 Act") (the "Amendment"). The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and will become effective immediately. We have reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

The Amendment is being filed to respond to oral comments provided by you to the undersigned on January 8, 2010 regarding Post-Effective Amendment No. 9 to the Fund's Registration Statement and to make certain other changes. Defined terms, unless otherwise defined herein, have the meanings given them in the Amendment.

For your convenience, the substance of your oral comments has been restated below. The Registrant's responses to each comment are set out immediately under the restated comment.

Comment No. 1: Please delete the footnotes to the fee table for the Intermediate Duration Institutional Portfolio, as they are not permitted by Form N-1A.

Response: The above-referenced footnotes have been deleted.

 NEW YORK   WASHINGTON   PARIS   LONDON   MILAN   ROME   FRANKFURT   BRUSSELS
           in alliance with Dickson Minto W.S., London and Edinburgh

January 29, 2010
Page 2

Comment No. 2:   In the introductory paragraph to the Intermediate Duration
Institutional Portfolio's expense example, please delete the phrase "and that all dividends and distributions are reinvested" from the third sentence, as it is not permitted by Form N-1A.

Response:   The above-referenced disclosure has been deleted.

Comment No. 3:   Please move the disclosure in the principal strategies
subsection of the Intermediate Duration Institutional Portfolio's summary section that relates to the risk of junk bonds to the principal risks subsection.

Response:   The above-referenced disclosure has been moved to the "Credit Risk"
factor of the principal risks subsection.

Comment No. 4:   Please disclose in the principal strategies subsection of the
Intermediate Duration Institutional Portfolio's summary section the manner in which individual securities are selected for the Portfolio.

Response:   The following disclosure has been added to the principal strategies subsection of the Intermediate Duration Institutional Portfolio's summary section: "The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings."

Comment No. 5:   Please add disclosure to the principal risks subsection of the
Intermediate Duration Institutional Portfolio's summary section disclosing the risks relating to investing in emerging markets.

Response:   The requested disclosure has been added to the "Foreign (Non-U.S.)
Securities Risk" factor.

Comment No. 6:   In the performance table, please remove the information in footnote 1 and disclose it directly in the table heading and please place the information in footnote 2 in regular text.

Response:   The requested changes have been made.

Comment No. 7:   Please confirm supplementally that all of the six portfolio managers identified in the Intermediate Duration Institutional Portfolio's summary section are jointly primarily responsible for the management of the Portfolio.

Response:   One of the identified portfolio managers has been removed. The five remaining portfolio managers are all jointly primarily responsible for the management of the Portfolio.

January 29, 2010
Page 3

Comment No. 8:   Please delete the last sentence of the subsection entitled
"Purchase and Sale of Portfolio Shares" in the Intermediate Duration Institutional Portfolio's summary section, as it is not permitted by Form N-1A.

Response:   The above-referenced sentence has been deleted.

Comment No. 9:   Please ensure that any risks disclosed in the "Additional
Information About Principal Investment Strategies and Risks - Principal Investment Risks of the Portfolio" section that are principal risks are identified and discussed in the summary section.

Response:   All principal risks are identified in the Intermediate Duration
Institutional Portfolio's summary section.

Comment No. 10:   In the paragraph in the "Additional Information About
Principal Investment Strategies and Risks" section that discloses that shareholders will receive prior written notice before any change to the investment objective is implemented, please disclose the period of prior written notice that shareholders will be given.

Response:   The above-referenced disclosure has been revised to clarify that shareholders will receive at least 60 days' prior written notice before any change to the investment objective is implemented.

Comment No. 11:   Please clarify that the "Additional Information About
Principal Investment Strategies and Risks" section contains additional information regarding the Portfolio's principal investments.

Response:   The introductory paragraph to the above-referenced section has been revised to make the requested clarification.

Comment No. 12:   In the "Management of the Portfolio - Portfolio Managers"
section of the prospectus, please ensure that the business experience for the past five years for each portfolio manager is disclosed, as required by Item 10 of Form N-1A. Please note that an individual's corporate title (e.g., Vice President) may not be informative as to such person's business experience.

Response:   The business experience of each portfolio manager is disclosed in the prospectus. Though a only corporate title is disclosed with respect to certain portfolio managers, the disclosure states that such position is with the Manager, indicating the individual's business experience. Further, in many instances, both an individual's corporate title, as well as his or her operating title (e.g., Head of AllianceBernstein Fixed Income) is disclosed.

The above-referenced Registrant has authorized us to represent that, with respect to filings made by the Registrant with the Securities and Exchange Commission (the "Commission") and reviewed by the Commission's staff (the "Staff"), it acknowledges that:

January 29, 2010
Page 4

    (a)the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

    (b)Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

    (c)the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions concerning the above, please call the undersigned at (212) 728-8138.

Very truly yours,

                           /s/ Elliot J. Gluck
                           -------------------------
                           Elliot J. Gluck

cc:   Marc Bryant, AllianceBernstein L.P.
      Margery K. Neale, Willkie Farr & Gallagher LLP